Accounting estimates and judgments	9 Months Ended
Sep. 30, 2024
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Accounting estimates and judgments	Critical accounting estimates and judgments
The preparation of financial statements in accordance with IFRS requires the use of judgment in applying the accounting policies and estimation that affect the reported amounts of assets and liabilities and results. Actual results could differ from those estimates and the financial statements will be impacted by key judgments taken. In preparing the condensed consolidated interim financial statements, the key sources of estimation uncertainty for the interim period ended September 30, 2024, continue to be the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2023.
Key Judgments
Judgments are made in the process of applying accounting policies. Those judgments which are considered key are listed below.
a)     Business Combinations
Business combinations are recognized using the acquisition method. At the acquisition date, the Company is required to recognize separately the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves judgment over whether intangible assets can be separately identified, the useful economic life of assets and in selecting an appropriate valuation methodology. Furthermore, judgment is applied in allocating business combinations to operating segments, as well as allocating Goodwill to cash generating units.
b)     Discounts and trade promotions
Management uses judgment when considering when accruals for discounts and trade promotions can be released. Management makes the judgment based on the principle that accruals are reversed only to the extent that it is highly probable that a significant reversal will not occur.
c)    Uncertain tax positions
Management uses judgment when identifying and determining whether it is appropriate to provide for uncertain tax positions and for how long provisions for uncertain tax positions are retained, based on assessment as to whether it is probable that a risk would crystallize or not. Management considers tax laws which are in place in making that assessment determining whether it is appropriate to release.
d)    Cash generating units
When performing goodwill impairment testing, management applies judgment to the allocation of goodwill to cash generating units. Management has determined goodwill is monitored at the operating segment level of “Frozen”.
e)    Operating segments
Management applies judgment in determining the Chief Operating Decision Maker (“CODM”), and the nature and extent of the financial information which is reviewed by the CODM. Management has considered how resources are allocated in determining the single reporting and operating segment of “Frozen”. Please refer to Note 5 for further information.
f)     Hedge accounting
In August 2024, the Company set up a central purchasing entity, which has started to process key external and intercompany transactions for the UK & Ireland businesses. As a result of the change, a number of forecast foreign currency transactions which were hedged through forward currency derivative instruments will now be purchased by the purchasing entity, so that the hedging relationships affected by the change have been discontinued.

For hedging relationships impacted by this change, management have judged that as the hedged transactions are still expected to occur within the Company as a whole, and that the associated risk remains, that unrealized gains and losses held within the cash flow hedging reserve may continue to be deferred until the hedged cash flows occur.

Significant estimates
Information about estimates and assumptions that have significant effects on the amounts reported in the condensed consolidated interim financial statements are listed below. In forming these estimates, management has taken into account the impact and potential future impact of supply chain disruptions, high inflation as well as the ongoing conflict between Ukraine and Russia. Management will continue to assess the impact of future developments in relation to these matters as it relates to estimates, especially around the carrying value of goodwill, brands and other intangibles, as well as on property, plant and equipment.

In particular, management will focus on the impact of a long-term conflict in Ukraine. While we do not have any direct operations or sales in either Russia or Ukraine, these countries are responsible for many commonly used raw materials and resources such as fish, wheat and energy. The ongoing conflict and economic sanctions could see considerable reductions in the availability or increase in cost of such raw materials and resources. At this time it is not possible to predict the extent or nature of future impacts on our business although we expect the current conflict to continue for some time.
a)    Discounts and trade promotions
Discounts given by the Company include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. Each customer has bespoke agreements that are governed by a combination of observable and unobservable performance conditions.
Trade promotions comprise of amounts paid to retailers for programs designed to promote Company products and include pricing allowances, merchandising funds and customer coupons, which are offered through various programs to customers and consumers. The ultimate costs of these programs can depend upon retailer performance and is the subject of significant management estimates. The estimated ultimate cost of the program is based upon the programs offered, timing of those offers, estimated retailer performance based on history, management’s experience and current economic trends.
At each financial year end date, any discount or trade promotion incurred but not yet invoiced is estimated and accrued for. In certain cases, the estimate for discounts and trade promotions requires the use of forecast information for future trading periods and therefore a degree of estimation uncertainty exists. These estimates are sensitive to variances between actual results and forecasts. The estimate is based on accumulated experience. It is impracticable to disclose the extent of the possible effects of estimation uncertainty, however, it is reasonably possible that outcomes within the next financial period from these agreements are materially different in aggregate to those estimated.
The accruals are presented as ‘trade terms’ and offset against trade receivables due to the same customer, or as trade term payables where there is no receivable to be offset. The balance of the reduction in trade receivables for trade terms as of September 30, 2024 is disclosed in Note 11.
b)    Employee benefit obligations
The Group operates a number of defined benefit pension schemes and post-employment benefit schemes which are valued by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. Each scheme has an actuarial valuation performed and is dependent on a series of assumptions to estimate the projected obligations. The assumptions include variables which are revised periodically, that include discount rates, expected salary increases, inflation, employee turnover, retirement age, mortality and medical care costs. Our assumptions reflect historical experience and management's best judgment regarding future obligations. The assumptions used affect the current service cost and interest expense as well as changes in the obligation recognized. Net actuarial gains or losses arising from changes in assumptions and from experience are recognized in other comprehensive income/(loss).
Since defined benefit pension schemes and post-employment benefit schemes are measured on a discounted basis, the discount rate applied has an impact on the expense and obligation recognized. These discount rates are determined by reference to market yields at the end of the reporting period on high quality corporate bonds, except for Sweden where a deep market does not exist, where mortgage bonds are used. See Note 13 for details of material changes, if any, to assumptions since December 31, 2023.
c)    Provisions for uncertain tax positions
The Company operates in many different jurisdictions and in some of these there are certain tax matters which are under discussion with local tax authorities, including as part of tax audits. Management considers these tax audits and discussions with local tax authorities as well as the local tax legislation relative to their tax positions in those jurisdictions when identifying uncertain tax positions. These discussions are often complex and can take many years to resolve, and are in different stages with respect to assessments, appeals and refunds.
Where tax exposures can be quantified, and management assesses that the risk of an exposure crystallizing is probable, a provision for uncertain tax positions is made based on management's estimates which include judgments with regard to the amounts expected to be paid to the relevant tax authority. Given the inherent uncertainties in assessing the outcomes of these exposures, the Company could in future periods experience adjustments to these provisions. The factors considered in estimating the provision include the progress of discussions with the tax authorities, the complexity of respective tax legislation, valuations of assets for tax purposes and the level of documentary support for historical positions taken by previous owners. The provisions are made on the basis of a probability-weighted average of potential outcomes. Given the inherent uncertainties in assessing the outcomes of these exposures, the Company could in future periods experience adjustments to these provisions.
Other estimates
a)    Carrying value of goodwill and brands
The Company's goodwill and indefinite life brand values have been allocated based on the enterprise value at acquisition of each cash generating unit. Goodwill is monitored at an operating segment level for which the Company has one reporting and operating segment. Determining whether goodwill and indefinite life brands are impaired requires an estimation of the value in use. The review is performed using a discounted cash flow model to calculate the value in use of the Frozen segment. The value in use calculation requires the entity to estimate the future cash flows expected to arise from the cash generating unit and a suitable discount rate in order to calculate present value. This requires us to make assumptions and estimates regarding historical information, future plans and external sources. Future cash flows for the purposes of the value in use calculation are taken from approved budgets.
b)    Business combinations
The Company is required to recognize separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves an estimate of fair value of all assets and liabilities acquired. Such estimates are based on valuation techniques, which require considerable estimation in forecasting future cash flows and developing other assumptions. These estimates are based on information available on the acquisition date and assumptions that have been deemed reasonable by management. The following estimates and assumptions can materially affect our financial position and profit:
•    The fair value and expected useful economic life of acquired intangible and tangible assets that are subject to depreciation or amortization in future periods.
•    Future changes to the assumptions over forecast future profitability used in estimating the value of intangible assets and goodwill may result in additional expenses or income.
•    Future changes to the assumptions used in estimating the value of uncertain tax positions may result in additional expenses or income.
c)    Fair value of derivative financial instruments
Note 11 includes details of the fair value of the derivative instruments that the Company holds at each balance sheet period. Management has estimated the fair value of these instruments by using valuations based on discounted cash flow calculations. These inputs may be readily observable, market corroborated, or generally unobservable inputs and are further discussed in Note 11.